UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2016

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Concentrated Growth Fund

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Information Technology - 32.8%
Electronic Equipment, Instruments & Components - 6.6%
Amphenol Corp. - Class A	416,203	$24,064,858

Internet Software & Services - 4.9%
Alphabet, Inc. - Class C (a)	23,815	17,740,984

IT Services - 12.5%
Automatic Data Processing, Inc.	263,280	23,618,849
MasterCard, Inc. - Class A	229,819	21,717,895

		45,336,744

Software - 3.9%
ANSYS, Inc. (a)	157,198	14,062,933

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	162,737	17,736,706

		118,942,225

Consumer Discretionary - 23.3%
Auto Components - 4.9%
Delphi Automotive PLC	238,090	17,861,512

Hotels, Restaurants & Leisure - 8.0%
Chipotle Mexican Grill, Inc. - Class A (a)	23,790	11,204,376
Yum! Brands, Inc.	217,880	17,833,478

		29,037,854

Internet & Catalog Retail - 6.6%
Priceline Group, Inc. (The) (a)	18,499	23,844,471

Textiles, Apparel & Luxury Goods - 3.8%
VF Corp.	214,087	13,864,274

		84,608,111

Health Care - 23.0%
Biotechnology - 4.8%
Celgene Corp. (a)	176,438	17,659,680

Health Care Equipment & Supplies - 6.3%
Abbott Laboratories	547,747	22,912,257

Life Sciences Tools & Services - 7.0%
Quintiles Transnational Holdings, Inc. (a)	388,612	25,298,641

Pharmaceuticals - 4.9%
Zoetis, Inc.	400,785	17,766,799

		83,637,377

Materials - 6.2%
Chemicals - 6.2%
Ecolab, Inc.	203,386	22,681,607

Industrials - 4.9%
Professional Services - 4.9%
Verisk Analytics, Inc. - Class A (a)	223,832	17,888,653

Company	Shares	U.S. $ Value
Financials - 4.8%
Capital Markets - 4.8%
Charles Schwab Corp. (The)	615,885	17,257,098

Consumer Staples - 3.5%
Household Products - 3.5%
Colgate-Palmolive Co.	178,671	12,623,106

Total Common Stocks (cost $347,233,563)		357,638,177

SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.42% (b)(c) (cost $3,843,104)	3,843,104	3,843,104

Total Investments - 99.6% (cost $351,076,667) (d)		361,481,281
Other assets less liabilities - 0.4%		1,593,320

Net Assets - 100.0%		$363,074,601

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,871,835 and gross unrealized depreciation of investments was $(6,467,221), resulting in net unrealized appreciation of $10,404,614.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Concentrated Growth Fund

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$357,638,177		$	– 0	–	$	– 0	–	$357,638,177
Short-Term Investments	3,843,104			– 0	–		– 0	–	3,843,104

Total Investments in Securities	361,481,281			– 0	–		– 0	–	361,481,281

Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$361,481,281		$	– 0	–	$	– 0	–	$361,481,281

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 6/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 03/31/16 (000)	Income (000)	Realized Gains (000)
AB Fixed Income Shares, Inc. - Government STIF Portfolio	$2,428	$117,669	$116,254	$0	$0	$3,843	$10	$0

AB Concentrated International Growth Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.9%
Information Technology - 21.2%
Electronic Equipment, Instruments & Components - 4.3%
Ingenico Group SA	383	$43,904
Murata Manufacturing Co., Ltd.	260	31,373

		75,277

Internet Software & Services - 3.3%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	740	58,482

IT Services - 2.4%
Worldpay Group PLC (a)(b)	10,649	41,955

Semiconductors & Semiconductor Equipment - 8.5%
ARM Holdings PLC	5,280	76,884
ASML Holding NV	700	70,444

		147,328

Technology Hardware, Storage & Peripherals - 2.7%
Lenovo Group Ltd.	60,000	46,917

		369,959

Consumer Discretionary - 15.7%
Automobiles - 1.8%
Suzuki Motor Corp.	1,200	32,086

Hotels, Restaurants & Leisure - 7.6%
Accor SA	1,340	56,684
Merlin Entertainments PLC (b)	11,340	75,394

		132,078

Internet & Catalog Retail - 2.0%
Vipshop Holdings Ltd. (ADR) (a)	2,670	34,390

Multiline Retail - 2.3%
B&M European Value Retail SA	10,770	41,053

Textiles, Apparel & Luxury Goods - 2.0%
HUGO BOSS AG	530	34,648

		274,255

Industrials - 15.7%
Building Products - 4.0%
Assa Abloy AB - Class B	3,570	70,284

Electrical Equipment - 2.8%
Nidec Corp.	700	47,896

Machinery - 4.1%
FANUC Corp.	190	29,425
Hoshizaki Electric Co., Ltd.	500	41,705

		71,130

Professional Services - 3.1%
Adecco SA (REG)	840	54,643

Trading Companies & Distributors - 1.7%
Ashtead Group PLC	2,407	29,806

Company	Shares	U.S. $ Value
		273,759

Health Care - 13.9%
Biotechnology - 3.0%
Genmab A/S (a)	370	51,200

Health Care Equipment & Supplies - 1.9%
Coloplast A/S - Class B	440	33,296

Health Care Providers & Services - 2.1%
Fresenius SE & Co. KGaA	501	36,519

Pharmaceuticals - 6.9%
Novo Nordisk A/S - Class B	1,000	54,154
Roche Holding AG	270	66,296

		120,450

		241,465

Consumer Staples - 13.3%
Beverages - 3.2%
SABMiller PLC (London)	920	56,192

Household Products - 7.9%
Reckitt Benckiser Group PLC	900	86,811
Unicharm Corp.	2,300	50,060

		136,871

Personal Products - 2.2%
Kose Corp.	400	38,887

		231,950

Financials - 10.1%
Banks - 3.6%
HDFC Bank Ltd. (ADR)	1,010	62,246

Capital Markets - 2.4%
Azimut Holding SpA	1,783	41,004

Insurance - 4.1%
Prudential PLC	3,870	72,015

		175,265

Telecommunication Services - 3.1%
Diversified Telecommunication Services - 3.1%
BT Group PLC	8,430	53,228

Materials - 1.9%
Chemicals - 1.9%
Essentra PLC	2,750	32,649

Total Common Stocks (cost $1,865,497)		1,652,530

SHORT-TERM INVESTMENTS - 5.0%
Investment Companies - 5.0%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.42% (c)(d) (cost $87,921)	87,921	87,921

Company	U.S. $ Value
Total Investments - 99.9% (cost $1,953,418) (e)	1,740,451
Other assets less liabilities - 0.1%	1,230

Net Assets - 100.0%	$1,741,681

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the aggregate market value of these securities amounted to $117,349 or 6.7% of net assets.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $41,006 and gross unrealized depreciation of investments was $(253,973), resulting in net unrealized depreciation of $(212,967).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN *

March 31, 2016 (unaudited)

32.5%	United Kingdom
15.6%	Japan
8.0%	China
8.0%	Denmark
6.9%	Switzerland
5.8%	France
4.1%	Germany
4.0%	Netherlands
4.0%	Sweden
3.6%	India
2.4%	Italy
5.1%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Concentrated International Growth Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$58,482		$311,477		$	– 0	–	$369,959
Consumer Discretionary	75,443		198,812			– 0	–	274,255
Industrials	– 0	–	273,759			– 0	–	273,759
Health Care	– 0	–	241,465			– 0	–	241,465
Consumer Staples	– 0	–	231,950			– 0	–	231,950
Financials	62,246		113,019			– 0	–	175,265
Telecommunication Services	– 0	–	53,228			– 0	–	53,228
Materials	– 0	–	32,649			– 0	–	32,649
Short-Term Investments	87,921		– 0	–		– 0	–	87,921

Total Investments in Securities	284,092		1,456,359	(a)		– 0	–	1,740,451

Other Financial Instruments (b)	– 0	–	– 0	–		– 0	–	– 0	–

Total (c)	$284,092		$1,456,359			$–0	–	$1,740,451

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 6/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 03/31/16 (000)	Income (000)	Realized Gains (000)
AB Fixed Income Shares, Inc. - Government STIF Portfolio	$98	$313	$323	$0	$0	$88	$0	$0

AB Emerging Markets Core Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Consumer Staples - 22.3%
Beverages - 1.3%
Anheuser-Busch InBev SA/NV	550	$68,330

Food & Staples Retailing - 4.2%
BGF retail Co., Ltd.	400	57,365
Clicks Group Ltd.	6,090	40,087
Eurocash SA	8,730	124,684

		222,136

Food Products - 9.1%
AVI Ltd.	4,820	28,364
Gruma SAB de CV - Class B	6,140	97,371
Grupo Lala SAB de CV	43,050	117,012
Uni-President Enterprises Corp.	66,000	115,900
WH Group Ltd. (a)(b)	174,500	126,201

		484,848

Household Products - 1.5%
Colgate-Palmolive Co.	1,110	78,422

Tobacco - 6.2%
British American Tobacco PLC	770	45,026
Gudang Garam Tbk PT	5,000	24,613
KT&G Corp.	1,540	148,287
Philip Morris International, Inc.	1,130	110,864

		328,790

		1,182,526

Financials - 22.0%
Banks - 13.6%
Banco Macro SA (ADR)	630	40,616
Bangkok Bank PCL (NVDR)	7,700	39,362
Bank of China Ltd. - Class H	59,000	24,495
China Construction Bank Corp. - Class H	37,000	23,734
DGB Financial Group, Inc.	5,060	39,386
Erste Group Bank AG (b)	2,080	58,379
Itausa - Investimentos Itau SA (Preference Shares)	68,700	156,100
Komercni Banka AS	360	79,456
OTP Bank PLC	7,900	198,192
Shinhan Financial Group Co., Ltd.	1,760	61,952

		721,672

Consumer Finance - 2.0%
Gentera SAB de CV	12,740	25,145
Samsung Card Co., Ltd.	2,450	80,689

		105,834

Diversified Financial Services - 2.8%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	12,100	51,757
Haci Omer Sabanci Holding AS	15,870	54,909
Remgro Ltd.	2,570	43,507

		150,173

Company	Shares	U.S. $ Value
Insurance - 2.8%
Dongbu Insurance Co., Ltd.	1,330	88,456
Samsung Life Insurance Co., Ltd.	600	61,725

		150,181

Real Estate Management & Development - 0.8%
Aldar Properties PJSC	54,480	40,768

		1,168,628

Consumer Discretionary - 16.2%
Auto Components - 1.4%
Hankook Tire Co., Ltd.	1,250	59,458
Nokian Renkaat Oyj	390	13,759

		73,217

Automobiles - 2.6%
Dongfeng Motor Group Co., Ltd. - Class H	64,000	79,955
Kia Motors Corp.	1,390	58,715

		138,670

Diversified Consumer Services - 2.6%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	2,010	69,526
TAL Education Group (ADR) (b)	1,380	68,558

		138,084

Hotels, Restaurants & Leisure - 1.2%
Yum! Brands, Inc.	790	64,662

Media - 0.2%
Loen Entertainment, Inc. (b)	150	10,257

Textiles, Apparel & Luxury Goods - 8.2%
Eclat Textile Co., Ltd.	5,114	67,379
Feng TAY Enterprise Co., Ltd.	8,000	42,503
Luthai Textile Co., Ltd. - Class B	27,200	36,106
NIKE, Inc. - Class B	1,280	78,682
Pacific Textiles Holdings Ltd.	40,000	57,852
Pou Chen Corp.	17,000	21,651
Yue Yuen Industrial Holdings Ltd.	38,000	130,890

		435,063

		859,953

Information Technology - 9.4%
Electronic Equipment, Instruments & Components - 3.1%
Hon Hai Precision Industry Co., Ltd.	40,000	105,290
Zhen Ding Technology Holding Ltd.	26,000	58,167

		163,457

Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	11,000	54,866

Software - 1.6%
NCSoft Corp.	380	84,309

Technology Hardware, Storage & Peripherals - 3.7%
Asustek Computer, Inc.	3,000	26,920

Company	Shares	U.S. $ Value
Primax Electronics Ltd.	64,000	75,007
Samsung Electronics Co., Ltd.	80	91,808

		193,735

		496,367

Telecommunication Services - 6.4%
Diversified Telecommunication Services - 4.4%
China Telecom Corp., Ltd. - Class H	96,000	50,825
Chunghwa Telecom Co., Ltd.	54,000	183,745

		234,570

Wireless Telecommunication Services - 2.0%
China Mobile Ltd.	6,000	66,411
SK Telecom Co., Ltd.	210	38,054

		104,465

		339,035

Industrials - 5.8%
Airlines - 0.6%
Turk Hava Yollari AO (b)	10,650	29,464

Commercial Services & Supplies - 1.6%
Cleanaway Co., Ltd.	15,000	83,149

Industrial Conglomerates - 1.9%
Far Eastern New Century Corp.	47,000	38,385
Jardine Strategic Holdings Ltd.	2,100	62,687

		101,072

Transportation Infrastructure - 1.7%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	6,140	54,655
Jiangsu Expressway Co., Ltd. - Class H	28,000	37,779

		92,434

		306,119

Utilities - 5.5%
Electric Utilities - 4.0%
Korea Electric Power Corp.	1,820	95,341
Transmissora Alianca de Energia Eletrica SA	21,400	120,104

		215,445

Independent Power and Renewable Electricity Producers - 1.5%
Huaneng Power International, Inc. - Class H	88,000	78,676

		294,121

Health Care - 4.5%
Health Care Equipment & Supplies - 2.9%
Osstem Implant Co., Ltd. (b)	570	39,243
St Shine Optical Co., Ltd.	5,700	116,223

		155,466

Health Care Providers & Services - 1.6%
Odontoprev SA	26,500	84,018

Company	Shares		U.S. $ Value
			239,484

Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Cosan SA Industria e Comercio		6,500	56,745
LUKOIL PJSC (Sponsored ADR)		3,560	137,594

			194,339

Materials - 3.1%
Chemicals - 1.6%
Sinopec Shanghai Petrochemical Co., Ltd. - Class H (b)		166,000	84,264

Paper & Forest Products - 1.5%
Sappi Ltd. (b)		18,590	82,240

			166,504

Total Common Stocks (cost $4,856,918)			5,247,076

SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.2%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.42% (c)(d) (cost $66,955)		66,955	66,955

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
(0.512)%, 4/01/16	EUR	1	665
(0.31)%, 4/01/16	JPY	48	423
0.005%, 4/01/16	HKD	11	1,426
0.08%, 4/01/16	GBP	1	1,529
6.48%, 4/01/16	ZAR	4	302

Total Time Deposits (cost $4,318)			4,345

Total Short-Term Investments (cost $71,273)			71,300

Total Investments - 100.2% (cost $4,928,191) (e)			5,318,376
Other assets less liabilities - (0.2)%			(11,743)

Net Assets - 100.0%			$5,306,633

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI Emerging Markets Index Futures	2	June 2016	$83,220	$83,318	$98

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the market value of this security amounted to $126,201 or 2.4% of net assets.
(b)	Non-income producing security.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $492,742 and gross unrealized depreciation of investments was $(102,557), resulting in net unrealized appreciation of $390,185.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN *

March 31, 2016 (unaudited)

19.1%	South Korea
18.6%	Taiwan
12.8%	China
8.8%	Brazil
6.3%	United States
6.0%	Hong Kong
5.5%	Mexico
3.7%	Hungary
3.7%	South Africa
2.6%	Russia
2.3%	Poland
1.6%	Turkey
1.5%	Czech Republic
6.2%	Other
1.3%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.3% or less in the following countries: Argentina, Austria, Belgium, Finland, Indonesia, Thailand, United Arab Emirates and United Kingdom.

AB Emerging Markets Core Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Consumer Staples	$472,119		$710,407		$	– 0	–	$1,182,526
Financials	273,617		895,011			– 0	–	1,168,628
Consumer Discretionary	281,427		578,526			– 0	–	859,953
Information Technology	– 0	–	496,367			– 0	–	496,367
Telecommunication Services	– 0	–	339,035			– 0	–	339,035
Industrials	54,654		251,465			– 0	–	306,119
Utilities	120,104		174,017			– 0	–	294,121
Health Care	84,018		155,466			– 0	–	239,484
Energy	194,339		– 0	–		– 0	–	194,339
Materials	– 0	–	166,504			– 0	–	166,504
Short-Term Investments:
Investment Companies	66,955		– 0	–		– 0	–	66,955
Time Deposits	– 0	–	4,345			– 0	–	4,345

Total Investments in Securities	1,547,233		3,771,143	†		– 0	–	5,318,376
Other Financial Instruments*:
Assets
Futures	– 0	–	98			– 0	–	98

Total	$1,547,233		$3,771,241		$	– 0	–	$5,318,474

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc.—Government STIF Portfolio for the nine months ended March 31, 2016 is as follows:

Market Value September 9, 2015* (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2016 (000)	Dividend Income (000)
$– 0 –	$1,104	$1,037	$67	$– 0 – **

*	Commencement of operations.
**	Amount is less than $500.

AB Emerging Markets Growth Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 85.7%
Financials - 21.2%
Banks - 10.5%
Axis Bank Ltd. (GDR) (a)	1,540	$52,218
Banco Davivienda SA (Preference Shares)	7,707	70,584
Bank Mandiri Persero Tbk PT	111,500	86,570
Credicorp Ltd.	337	44,150
HDFC Bank Ltd. (ADR)	2,090	128,807
Kasikornbank PCL	4,300	21,080
Kasikornbank PCL (Foreign Shares)	4,500	22,385
Sberbank of Russia PJSC (Sponsored ADR)	3,220	22,347

		448,141

Diversified Financial Services - 0.7%
Premium Leisure Corp.	1,472,000	28,743

Insurance - 3.3%
AIA Group Ltd.	24,400	138,690

Real Estate Management & Development - 6.7%
Ayala Land, Inc.	116,300	89,000
Global Logistic Properties Ltd.	71,000	101,264
Parque Arauco SA	32,657	59,952
SM Prime Holdings, Inc.	76,000	36,250

		286,466

		902,040

Information Technology - 19.8%
Electronic Equipment, Instruments & Components - 2.1%
China Railway Signal & Communication Corp., Ltd. - Class H (a)(b)	57,730	32,325
PAX Global Technology Ltd.	55,000	55,017

		87,342

Internet Software & Services - 7.6%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	429	33,904
Baidu, Inc. (Sponsored ADR) (b)	610	116,437
NAVER Corp.	80	44,581
Tencent Holdings Ltd.	6,300	128,881

		323,803

IT Services - 1.1%
QIWI PLC (Sponsored ADR)	3,175	46,006

Semiconductors & Semiconductor Equipment - 5.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	48,000	239,416

Technology Hardware, Storage & Peripherals - 3.4%
Samsung Electronics Co., Ltd.	88	100,990
Samsung Electronics Co., Ltd. (Preference Shares)	46	44,536

		145,526

		842,093

Consumer Staples - 17.9%
Food & Staples Retailing - 8.5%
7-Eleven Malaysia Holdings Bhd	50,400	18,085

Company	Shares	U.S. $ Value
CP ALL PCL	89,700	116,651
Lenta Ltd. (GDR) (a)(b)	14,902	93,744
Magnit PJSC (Sponsored GDR) (a)	2,743	109,431
Olam International Ltd.	16,600	21,191

		359,102

Food Products - 3.1%
First Resources Ltd.	29,500	44,264
Universal Robina Corp.	18,910	89,037

		133,301

Personal Products - 4.8%
Amorepacific Corp.	64	21,643
AMOREPACIFIC Group	260	33,301
Hengan International Group Co., Ltd.	10,000	87,163
LG Household & Health Care Ltd.	48	39,689
Unilever PLC	470	21,194

		202,990

Tobacco - 1.5%
British American Tobacco PLC	1,109	64,850

		760,243

Consumer Discretionary - 15.4%
Diversified Consumer Services - 1.9%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	825	28,537
TAL Education Group (ADR) (b)	1,045	51,915

		80,452

Hotels, Restaurants & Leisure - 4.0%
IMAX China Holding, Inc. (a)(b)	6,600	39,741
Melco International Development Ltd.	16,000	22,314
NagaCorp Ltd.	32,000	20,424
Yum! Brands, Inc.	1,071	87,661

		170,140

Internet & Catalog Retail - 2.8%
Ctrip.com International Ltd. (ADR) (b)	1,080	47,801
JD.com, Inc. (ADR) (b)	969	25,678
Vipshop Holdings Ltd. (ADR) (b)	3,687	47,489

		120,968

Media - 5.9%
Naspers Ltd. - Class N	1,550	216,069
Surya Citra Media Tbk PT	142,500	33,709

		249,778

Textiles, Apparel & Luxury Goods - 0.8%
Cie Financiere Richemont SA	5,013	33,083

		654,421

Company	Shares	U.S. $ Value
Industrials - 3.3%
Industrial Conglomerates - 1.4%
SM Investments Corp.	2,830	58,331

Professional Services - 0.8%
51job, Inc. (ADR) (b)	1,084	33,626

Road & Rail - 1.1%
CAR, Inc. (b)	42,000	49,308

		141,265

Health Care - 3.2%
Health Care Equipment & Supplies - 0.5%
Ginko International Co., Ltd.	2,000	19,949

Pharmaceuticals - 2.7%
Aspen Pharmacare Holdings Ltd. (b)	5,320	115,196

		135,145

Materials - 1.9%
Construction Materials - 1.9%
Cemex Latam Holdings SA (b)	8,444	36,303
Grasim Industries Ltd. (GDR) (a)	719	41,737

		78,040

Telecommunication Services - 1.5%
Wireless Telecommunication Services - 1.5%
Tower Bersama Infrastructure Tbk PT (b)	146,000	64,012

Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Novatek OAO (Sponsored GDR) (a)	710	63,653

Total Common Stocks (cost $3,999,017)		3,640,912

WARRANTS - 14.7%
Information Technology - 5.5%
IT Services - 5.2%
HCL Technologies Ltd., Deutsche Bank AG, expiring 1/17/17 (b)	340	4,178
HCL Technologies Ltd., Macquarie Bank Ltd., expiring 9/09/16 (b)	5,660	69,552
HCL Technologies Ltd., Merrill Lynch Intl & Co., expiring 11/29/18 (b)	660	8,110
Tata Consultancy Services Ltd., JPMorgan Chase Bank, expiring 3/07/17 (a)(b)	740	28,151
Tata Consultancy Services Ltd., Macquarie Bank Ltd., expiring 12/12/14 (b)	2,930	111,464

		221,455

Internet Software & Services - 0.3%
Just Dial Ltd., Merrill Lynch Intl & Co., expiring 2/06/19 (b)	1,100	12,725

		234,180

Company	Shares			U.S. $ Value
Financials - 3.4%
Thrifts & Mortgage Finance - 2.7%
Housing Development Finance Corp. Ltd., JPMorgan Chase Bank, expiring 5/05/16 (a)(b)		6,510		108,641
Housing Development Finance Corp. Ltd., Deutsche Bank AG, expiring 1/30/17 (a)(b)		510		8,511

				117,152

Consumer Finance - 0.7%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18 (b)		3,390		9,146
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/30/19 (b)		1,430		20,574

				29,720

				146,872

Health Care - 2.6%
Pharmaceuticals - 2.6%
Sun Pharmaceutical Industries Ltd., Deutsche Bank AG, expiring 1/30/17 (b)		2,590		32,057
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 7/27/18 (b)		6,200		76,740

				108,797

Industrials - 1.2%
Construction & Engineering - 1.2%
IRB Infrastructure Developers Ltd., Deutsche Bank AG, expiring 2/12/18 (a)(b)		14,070		49,420

Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Titan Co., Ltd., JPMorgan Chase Bank, expiring 8/24/16 (b)		8,800		45,043

Consumer Staples - 0.9%
Tobacco - 0.9%
ITC Ltd., Deutsche Bank AG, expiring 1/24/17 (a)(b)		7,730		38,300

Total Warrants (cost $698,816)				622,612

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.1%
Time Deposits - 0.1%
BBH, Grand Cayman
(1.565)%, 4/01/16	CHF	0	*	12
(0.512)%, 4/01/16	EUR	0	*	112
0.005%, 4/01/16	HKD	10		1,307
0.05%, 4/01/16	SGD	1		985
0.08%, 4/01/16	GBP	1		1,132
0.14%, 4/01/16	U.S.$	0	*	428
6.48%, 4/01/16	ZAR	6		431

Total Time Deposits (cost $4,374)				4,407

U.S. $ Value
Total Investments - 100.5% (cost $4,702,207) (c)	4,267,931
Other assets less liabilities - (0.5)%	(20,473)

Net Assets - 100.0%	$4,247,458

*	Principal amount less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the aggregate market value of these securities amounted to $665,872 or 15.7% of net assets.
(b)	Non-income producing security.
(c)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $176,021 and gross unrealized depreciation of investments was $(610,297), resulting in net unrealized depreciation of $(434,276).

Currency Abbreviations:

CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
SGD	-	Singapore Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN *

March 31, 2016 (unaudited)

19.8%	India
16.0%	China
7.8%	Russia
7.8%	South Africa
7.1%	Philippines
6.7%	South Korea
6.1%	Taiwan
6.0%	Hong Kong
4.3%	Indonesia
3.9%	Singapore
3.7%	Thailand
2.5%	Colombia
2.1%	United States
6.1%	Other
0.1%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.0% or less in the following countries: Cambodia, Chile, Malaysia, Peru, Switzerland and United Kingdom.

AB Emerging Markets Growth Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$348,225		$553,815			$–0	–	$902,040
Information Technology	196,347		645,746			– 0	–	842,093
Consumer Staples	18,085		742,158			– 0	–	760,243
Consumer Discretionary	289,081		365,340			– 0	–	654,421
Industrials	33,625		107,640			– 0	–	141,265
Health Care	– 0	–	135,145			– 0	–	135,145
Materials	36,303		41,737			– 0	–	78,040
Telecommunication Services	– 0	–	64,012			– 0	–	64,012
Energy	– 0	–	63,653			– 0	–	63,653
Warrants	– 0	–	622,612			– 0	–	622,612
Short-Term Investments:
Time Deposits	– 0	–	4,407			– 0	–	4,407

Total Investments in Securities	921,666		3,346,265	†		– 0	–	4,267,931
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$921,666		$3,346,265		$	– 0	–	$4,267,931

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	An amount of $160,976 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were no transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the nine months ended March 31, 2016 is as follows:

Market Value June 30, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2016 (000)	Dividend Income (000)
$– 0 –	$1,038	$1,038	$– 0 –	$0*

*	Amount is less than $500.

AB Global Core Equity Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Financials - 25.8%
Banks - 4.4%
Citigroup, Inc.	34,080	$1,422,840
DBS Group Holdings Ltd.	175,900	2,003,848
Jyske Bank A/S	25,560	1,152,180
US Bancorp	48,870	1,983,633

		6,562,501

Capital Markets - 3.5%
BlackRock, Inc.-Class A	4,256	1,449,466
Credit Suisse Group AG (REG) (a)	100,760	1,422,928
Goldman Sachs Group, Inc. (The)	15,480	2,430,051

		5,302,445

Consumer Finance - 3.3%
American Express Co.	81,375	4,996,425

Diversified Financial Services - 13.5%
Cielo SA	102,780	999,601
CME Group, Inc./IL-Class A	54,621	5,246,347
Japan Exchange Group, Inc.	128,500	1,965,814
McGraw Hill Financial, Inc.	67,977	6,728,363
Moody’s Corp.	36,989	3,571,658
Singapore Exchange Ltd.	311,600	1,836,168

		20,347,951

Insurance - 1.1%
Arthur J Gallagher & Co.	36,291	1,614,224

		38,823,546

Information Technology - 18.5%
Communications Equipment - 1.5%
Cisco Systems, Inc.	49,782	1,417,294
F5 Networks, Inc. (a)	8,230	871,145

		2,288,439

Internet Software & Services - 1.4%
carsales.com Ltd. (b)	238,321	2,145,583

IT Services - 3.3%
Automatic Data Processing, Inc.	19,060	1,709,873
Visa, Inc.-Class A	41,946	3,208,030

		4,917,903

Software - 12.3%
Check Point Software Technologies Ltd. (a)(b)	37,877	3,313,101
Microsoft Corp.	126,869	7,006,975
SAP SE	102,447	8,243,746

		18,563,822

		27,915,747

Industrials - 14.7%
Airlines - 0.7%
Japan Airlines Co., Ltd.	28,000	1,026,479

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 2.7%
Stericycle, Inc. (a)	12,590	1,588,732
Taiwan Secom Co., Ltd.	859,000	2,482,196

		4,070,928

Electrical Equipment - 3.5%
ABB Ltd. (REG) (a)	197,089	3,839,553
Schneider Electric SE (Paris)	23,073	1,454,072

		5,293,625

Machinery - 7.1%
Dover Corp.	62,340	4,010,332
Kone Oyj-Class B	95,385	4,590,959
Parker-Hannifin Corp.	18,263	2,028,654

		10,629,945

Professional Services - 0.7%
Recruit Holdings Co., Ltd.	35,600	1,085,468

		22,106,445

Health Care - 12.3%
Biotechnology - 2.4%
Gilead Sciences, Inc.	39,861	3,661,632

Health Care Providers & Services - 6.6%
Anthem, Inc.	8,785	1,221,027
UnitedHealth Group, Inc.	67,859	8,747,025

		9,968,052

Pharmaceuticals - 3.3%
Johnson & Johnson	14,280	1,545,096
Novo Nordisk A/S-Class B	37,000	2,003,683
Roche Holding AG	5,370	1,318,551

		4,867,330

		18,497,014

Consumer Discretionary - 10.0%
Diversified Consumer Services - 3.9%
Service Corp. International/US	159,580	3,938,434
Sotheby’s	69,770	1,864,952

		5,803,386

Media - 3.4%
Omnicom Group, Inc.	41,760	3,475,685
RELX NV	95,140	1,658,722

		5,134,407

Specialty Retail - 0.7%
Hennes & Mauritz AB-Class B	29,440	979,886

Textiles, Apparel & Luxury Goods - 2.0%
Christian Dior SE	6,850	1,240,365

Company	Shares		U.S. $ Value
Samsonite International SA		549,000	1,838,908

			3,079,273

			14,996,952

Consumer Staples - 8.3%
Beverages - 2.5%
Diageo PLC		141,178	3,806,732

Household Products - 5.0%
Procter & Gamble Co. (The)		91,640	7,542,889

Personal Products - 0.8%
L’Oreal SA		6,690	1,196,750

			12,546,371

Materials - 3.7%
Chemicals - 3.7%
BASF SE		44,974	3,381,845
Praxair, Inc.		19,800	2,266,110

			5,647,955

Utilities - 3.2%
Electric Utilities - 1.4%
Enersis Americas SA (Sponsored ADR)		148,682	2,066,680

Water Utilities - 1.8%
Guangdong Investment Ltd.		2,120,000	2,683,401

			4,750,081

Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
KazMunaiGas Exploration Production JSC (GDR) (c)		207,608	1,546,679
LUKOIL PJSC (Sponsored ADR)		45,509	1,758,923

			3,305,602

Telecommunication Services - 0.7%
Wireless Telecommunication Services - 0.7%
KDDI Corp.		41,400	1,104,584

Total Common Stocks (cost $148,454,123)			149,694,297

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.6%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.42% (d)(e) (cost $959,561)		959,561	959,561

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
(2.25)%, 4/01/16	SEK	5	608
(1.565)%, 4/01/16	CHF	15	15,275
(0.512)%, 4/01/16	EUR	15	17,149

	Principal Amount (000)			U.S. $ Value
(0.31)%, 4/01/16	JPY	1,820		16,175
(0.25)%, 4/01/16	DKK	69		10,565
0.005%, 4/01/16	HKD	230		29,648
0.05%, 4/01/16	CAD	15		11,304
0.05%, 4/01/16	SGD	19		14,410
0.08%, 4/01/16	GBP	1		1,410
0.948%, 4/01/16	AUD	0	**	236

Total Time Deposits (cost $116,248)				116,780

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $149,529,932)				150,770,638

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%
Investment Companies - 3.5%
AB Exchange Reserves-Class I, 0.40% (d)(e) (cost $5,227,987)		5,227,987		5,227,987

Total Investments - 103.6% (cost $154,757,919) (f)				155,998,625
Other assets less liabilities - (3.6)%				(5,424,056)

Net Assets - 100.0%				$150,574,569

**	Principal amount less than 500.

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the market value of this security amounted to $1,546,679 or 1.0% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,440,617 and gross unrealized depreciation of investments was $(5,199,911), resulting in net unrealized appreciation of $1,240,706.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone

EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona
SGD	-	Singapore Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

Country Breakdown*

March 31, 2016 (unaudited)

58.0%	United States
7.7%	Germany
4.4%	Switzerland
3.6%	United Kingdom
3.4%	Japan
3.1%	Finland
2.6%	France
2.5%	Singapore
2.2%	Israel
2.1%	Denmark
1.8%	China
1.6%	Taiwan
1.4%	Australia
4.9%	Other
0.7%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Brazil, Chile, Kazakhstan, Russia and Sweden.

AB Global Core Equity Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$30,442,608		$8,380,938		$	– 0	–	$38,823,546
Information Technology	17,526,418		10,389,329			– 0	–	27,915,747
Industrials	10,109,914		11,996,531			– 0	–	22,106,445
Health Care	15,174,780		3,322,234			– 0	–	18,497,014
Consumer Discretionary	9,279,071		5,717,881			– 0	–	14,996,952
Consumer Staples	7,542,889		5,003,482			– 0	–	12,546,371
Materials	2,266,110		3,381,845			– 0	–	5,647,955
Utilities	2,066,680		2,683,401			– 0	–	4,750,081
Energy	3,305,602		– 0	–		– 0	–	3,305,602
Telecommunication Services	– 0	–	1,104,584			– 0	–	1,104,584
Short-Term Investments:
Investment Companies	959,561		– 0	–		– 0	–	959,561
Time Deposits	– 0	–	116,780			– 0	–	116,780
Investments of Cash Collateral for Securities Loaned in
Affiliated Money Market Fund	5,227,987		– 0	–		– 0	–	5,227,987

Total Investments in Securities	103,901,620		52,097,005	†		– 0	–	155,998,625
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$103,901,620		$52,097,005		$	– 0	–	$155,998,625

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	An amount of $1,882,798 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period. There were no transfers from Level 1 to Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc.—Government STIF Portfolio for the nine months ended March 31, 2016 is as follows:

Market Value June 30, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2016 (000)	Dividend Income (000)
$1,173	$33,943	$34,156	$960	$1

A summary of the Fund’s transactions in shares of the AB Exchange Reserves—Class I, Inc. for the nine months ended March 31, 2016 is as follows:

Market Value June 30, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2016 (000)	Dividend Income (000)
$– 0 –	$21,870	$16,642	$5,228	$4

AB International Strategic Core Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.6%
Financials - 19.4%
Banks - 8.9%
Australia & New Zealand Banking Group Ltd.	720	$12,907
Bank Hapoalim BM	2,830	14,690
BOC Hong Kong Holdings Ltd.	14,000	41,821
Danske Bank A/S	720	20,319
Hang Seng Bank Ltd.	2,700	47,878
Mitsubishi UFJ Financial Group, Inc.	5,200	24,095
Resona Holdings, Inc.	4,700	16,758
Royal Bank of Canada	400	23,047
Seven Bank Ltd.	10,000	42,681
Sumitomo Mitsui Financial Group, Inc.	600	18,214

		262,410

Capital Markets - 1.4%
Partners Group Holding AG	100	40,175

Diversified Financial Services - 2.4%
Euronext NV (a)	730	30,277
IG Group Holdings PLC	3,620	41,524

		71,801

Insurance - 6.7%
Direct Line Insurance Group PLC	4,630	24,559
Euler Hermes Group	510	46,217
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	180	36,530
NN Group NV	1,810	59,087
Sampo Oyj - Class A	420	19,893
T&D Holdings, Inc.	1,100	10,275

		196,561

		570,947

Consumer Discretionary - 17.0%
Automobiles - 1.3%
Fuji Heavy Industries Ltd.	1,100	38,845

Hotels, Restaurants & Leisure - 5.5%
Aristocrat Leisure Ltd.	4,730	37,313
Domino’s Pizza Group PLC	920	13,313
Star Entertainment Group Ltd. (The)	4,140	18,005
Tabcorp Holdings Ltd.	2,310	7,575
Tatts Group Ltd.	23,810	68,984
William Hill PLC	3,330	15,580

		160,770

Household Durables - 0.6%
Berkeley Group Holdings PLC	400	18,444

Leisure Products - 0.4%
Bandai Namco Holdings, Inc.	500	10,899

Media - 8.1%
CTS Eventim AG & Co. KGaA	770	27,303
RELX PLC	1,630	30,238
Sky PLC	890	13,078
Thomson Reuters Corp.	1,120	45,378
Wolters Kluwer NV	1,720	68,555

Company	Shares	U.S. $ Value
WPP PLC	2,280	53,068

		237,620

Specialty Retail - 0.6%
Card Factory PLC	1,530	7,186
WH Smith PLC	440	11,461

		18,647

Textiles, Apparel & Luxury Goods - 0.5%
Pacific Textiles Holdings Ltd.	11,000	15,909

		501,134

Information Technology - 13.0%
Communications Equipment - 0.8%
VTech Holdings Ltd.	2,000	23,741

Internet Software & Services - 0.9%
Moneysupermarket.com Group PLC	5,680	25,888

IT Services - 4.7%
Amadeus IT Holding SA - Class A	1,590	67,995
CGI Group, Inc. - Class A (b)	390	18,639
Obic Co., Ltd.	400	21,145
SCSK Corp.	800	31,272

		139,051

Software - 6.6%
Check Point Software Technologies Ltd. (b)	260	22,742
Constellation Software, Inc./Canada	50	20,473
NICE-Systems Ltd.	660	42,896
Oracle Corp. Japan	1,000	56,082
Sage Group PLC (The)	1,850	16,680
SAP SE	450	36,211

		195,084

		383,764

Consumer Staples - 11.8%
Food & Staples Retailing - 2.1%
Alimentation Couche-Tard, Inc. - Class B	640	28,483
Koninklijke Ahold NV	770	17,295
Loblaw Cos., Ltd.	310	17,358

		63,136

Food Products - 2.3%
Nestle SA (REG)	290	21,640
Salmar ASA	1,830	44,836

		66,476

Household Products - 2.2%
Reckitt Benckiser Group PLC	670	64,626

Tobacco - 5.2%
British American Tobacco PLC	1,400	81,866
Imperial Brands PLC	1,310	72,531

		154,397

Company	Shares	U.S. $ Value
		348,635

Health Care - 11.1%
Biotechnology - 1.5%
CSL Ltd.	550	42,741

Health Care Providers & Services - 0.8%
Sonic Healthcare Ltd.	1,690	24,238

Pharmaceuticals - 8.8%
Novartis AG (REG)	400	28,941
Ono Pharmaceutical Co., Ltd.	500	21,151
Recordati SpA	2,350	58,783
Roche Holding AG	280	68,751
Sanofi	290	23,315
Shionogi & Co., Ltd.	200	9,400
Teva Pharmaceutical Industries Ltd.	910	48,943

		259,284

		326,263

Telecommunication Services - 8.0%
Diversified Telecommunication Services - 8.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	19,346	43,665
HKT Trust & HKT Ltd. - Class SS	32,000	44,056
Nippon Telegraph & Telephone Corp.	1,700	73,436
Singapore Telecommunications Ltd.	14,000	39,629
Telenor ASA	1,010	16,331
Telstra Corp., Ltd.	4,820	19,670

		236,787

Industrials - 7.8%
Aerospace & Defense - 0.9%
QinetiQ Group PLC	8,160	26,683

Air Freight & Logistics - 0.7%
bpost SA	720	19,981

Airlines - 3.1%
Japan Airlines Co., Ltd.	800	29,328
Ryanair Holdings PLC (Sponsored ADR)	747	64,108

		93,436

Commercial Services & Supplies - 0.5%
Rentokil Initial PLC	5,730	14,530

Machinery - 1.1%
KION Group AG	560	32,580

Professional Services - 1.5%
Experian PLC	2,440	43,553

		230,763

Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Royal Dutch Shell PLC - Class B	1,660	40,396
TOTAL SA	1,153	52,463

		92,859

Company	Shares	U.S. $ Value
Materials - 2.3%
Chemicals - 1.8%
Croda International PLC	320	13,934
Givaudan SA (REG)	20	39,196

		53,130

Containers & Packaging - 0.5%
Amcor Ltd./Australia	1,440	15,813

		68,943

Utilities - 1.0%
Electric Utilities - 1.0%
EDP - Energias de Portugal SA	8,070	28,652

Total Common Stocks (cost $2,817,943)		2,788,747

SHORT-TERM INVESTMENTS - 2.4%
Investment Companies - 2.4%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.42% (c)(d) (cost $70,474)	70,474	70,474

Total Investments - 97.0% (cost $2,888,417) (e)		2,859,221
Other assets less liabilities - 3.0%		87,702

Net Assets - 100.0%		$2,946,923

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	AUD	116	USD	81	4/18/16	$(8,323)
Brown Brothers Harriman & Co.	CAD	162	USD	114	4/18/16	(10,542)
Brown Brothers Harriman & Co.	CHF	17	USD	17	4/18/16	(639)
Brown Brothers Harriman & Co.	EUR	19	USD	21	4/18/16	(235)
Brown Brothers Harriman & Co.	GBP	64	USD	93	4/18/16	1,157
Brown Brothers Harriman & Co.	HKD	430	USD	56	4/18/16	82
Brown Brothers Harriman & Co.	HKD	231	USD	30	4/18/16	(36)
Brown Brothers Harriman & Co.	ILS	637	USD	162	4/18/16	(7,116)
Brown Brothers Harriman & Co.	JPY	3,487	USD	29	4/18/16	(1,583)
Brown Brothers Harriman & Co.	NOK	347	USD	39	4/18/16	(2,910)
Brown Brothers Harriman & Co.	SGD	14	USD	10	4/18/16	(671)
Brown Brothers Harriman & Co.	USD	83	AUD	116	4/18/16	5,987
Brown Brothers Harriman & Co.	USD	62	CHF	62	4/18/16	2,188

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	197	EUR	181	4/18/16	$8,638
Brown Brothers Harriman & Co.	USD	53	GBP	37	4/18/16	(39)
Brown Brothers Harriman & Co.	USD	15	ILS	60	4/18/16	875
Brown Brothers Harriman & Co.	USD	240	JPY	28,710	4/18/16	15,212
Brown Brothers Harriman & Co.	USD	83	SEK	709	4/18/16	3,910
Brown Brothers Harriman & Co.	CAD	27	USD	20	7/15/16	(325)
Brown Brothers Harriman & Co.	USD	24	EUR	21	7/15/16	434
Royal Bank of Scotland PLC	CNY	95	USD	14	4/18/16	(611)

						$5,453

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the market value of this security amounted to $30,277 or 1.0% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $136,369 and gross unrealized depreciation of investments was $(165,565), resulting in net unrealized depreciation of $(29,196).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN *

March 31, 2016 (unaudited)

19.1%	United Kingdom
14.1%	Japan
8.6%	Australia
7.5%	Netherlands
7.0%	Switzerland
6.0%	Israel
5.5%	Hong Kong
4.6%	Germany
4.3%	France
3.8%	Canada
3.8%	Ireland
2.4%	Spain
2.1%	Norway
8.7%	Other
2.5%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.1% or less in the following countries: Belgium, China, Denmark, Finland, Italy, Portugal, Singapore and United States.

AB International Strategic Core Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$69,264		$501,683		$	– 0	–	$570,947
Consumer Discretionary	52,563		448,571			– 0	–	501,134
Information Technology	61,854		321,910			– 0	–	383,764
Consumer Staples	45,840		302,795			– 0	–	348,635
Health Care	– 0	–	326,263			– 0	–	326,263
Telecommunication Services	44,056		192,731			– 0	–	236,787
Industrials	64,108		166,655			– 0	–	230,763
Energy	– 0	–	92,859			– 0	–	92,859
Materials	– 0	–	68,943			– 0	–	68,943
Utilities	– 0	–	28,652			– 0	–	28,652
Short-Term Investments:
Investment Companies	70,474		– 0	–		– 0	–	70,474

Total Investments in Securities	408,159		2,451,062	†		– 0	–	2,859,221
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	38,483			– 0	–	38,483
Liabilities
Forward Currency Exchange Contracts	– 0	–	(33,030)			– 0	–	(33,030)

Total	$408,159		$2,456,515		$	– 0	–	$2,864,674

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc.—Government STIF Portfolio for the nine months ended March 31, 2016 is as follows:

Market Value July 29, 2015* (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2016 (000)	Dividend Income (000)
$– 0 –	$3,331	$3,261	$70	$– 0 –**

*	Commencement of operations.
**	Amount is less than $500.

AB Select U.S. Equity Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.7%
Information Technology - 21.1%
Communications Equipment - 1.7%
Cisco Systems, Inc.	195,395	$5,562,896

Internet Software & Services - 8.4%
Alphabet, Inc. - Class C (a)	23,795	17,726,085
eBay, Inc. (a)	219,081	5,227,273
Facebook, Inc. - Class A (a)	34,806	3,971,365

		26,924,723

IT Services - 4.4%
Alliance Data Systems Corp. (a)	33,479	7,365,380
International Business Machines Corp.	5,908	894,767
Sabre Corp.	107,916	3,120,931
Vantiv, Inc. - Class A (a)	46,345	2,497,068

		13,878,146

Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV (a)	18,802	1,524,278
Skyworks Solutions, Inc.	22,467	1,750,179

		3,274,457

Software - 3.2%
Electronic Arts, Inc. (a)	43,087	2,848,482
Microsoft Corp.	131,293	7,251,312

		10,099,794

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	69,451	7,569,464

		67,309,480

Financials - 18.5%
Banks - 10.7%
JPMorgan Chase & Co.	61,770	3,658,019
US Bancorp	578,004	23,461,182
Wells Fargo & Co.	144,374	6,981,927

		34,101,128

Capital Markets - 1.6%
Goldman Sachs Group, Inc. (The)	32,442	5,092,745

Consumer Finance - 1.5%
Synchrony Financial (a)	163,499	4,685,881

Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. - Class B (a)	32,149	4,561,300
McGraw Hill Financial, Inc.	23,773	2,353,052

		6,914,352

Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	15,893	1,626,967

Company	Shares	U.S. $ Value
Crown Castle International Corp.	74,520	6,445,980

		8,072,947

		58,867,053

Industrials - 14.4%
Aerospace & Defense - 10.5%
Honeywell International, Inc.	66,935	7,500,067
Lockheed Martin Corp.	51,983	11,514,234
Northrop Grumman Corp.	21,664	4,287,306
United Technologies Corp.	103,074	10,317,707

		33,619,314

Airlines - 0.6%
Delta Air Lines, Inc.	42,317	2,059,992

Electrical Equipment - 0.6%
Eaton Corp. PLC	28,146	1,760,814

Industrial Conglomerates - 2.1%
General Electric Co.	208,848	6,639,278

Road & Rail - 0.6%
Union Pacific Corp.	25,199	2,004,580

		46,083,978

Consumer Discretionary - 13.6%
Diversified Consumer Services - 0.9%
ServiceMaster Global Holdings, Inc. (a)	78,950	2,974,836

Hotels, Restaurants & Leisure - 3.6%
McDonald’s Corp.	28,006	3,519,794
Wyndham Worldwide Corp.	105,328	8,050,219

		11,570,013

Household Durables - 0.1%
Honest Co., Inc. (The) (Preference Shares) (a)(b)(c)	4,005	179,985

Internet & Catalog Retail - 0.6%
Priceline Group, Inc. (The) (a)	1,487	1,916,684

Media - 5.6%
Comcast Corp. - Class A	43,287	2,643,970
Liberty Media Corp. - Class A (a)	83,280	3,217,106
Time Warner, Inc.	106,075	7,695,741
Walt Disney Co. (The)	44,119	4,381,458

		17,938,275

Specialty Retail - 2.8%
AutoNation, Inc. (a)	10,527	491,400
Home Depot, Inc. (The)	62,914	8,394,615

		8,886,015

		43,465,808

Health Care - 10.6%
Biotechnology - 1.3%
AbbVie, Inc.	29,544	1,687,553

Company	Shares	U.S. $ Value
Gilead Sciences, Inc.	28,311	2,600,649

		4,288,202

Health Care Equipment & Supplies - 3.6%
Medtronic PLC	151,685	11,376,375

Health Care Providers & Services - 2.2%
McKesson Corp.	10,927	1,718,271
UnitedHealth Group, Inc.	39,853	5,137,051

		6,855,322

Pharmaceuticals - 3.5%
Pfizer, Inc.	324,231	9,610,207
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	28,632	1,532,098

		11,142,305

		33,662,204

Consumer Staples - 9.0%
Food & Staples Retailing - 4.1%
CVS Health Corp.	80,632	8,363,957
Kroger Co. (The)	119,439	4,568,542

		12,932,499

Food Products - 2.6%
General Mills, Inc.	33,142	2,099,546
Kellogg Co.	30,981	2,371,595
Mead Johnson Nutrition Co. - Class A	19,067	1,620,123
Tyson Foods, Inc. - Class A	34,195	2,279,439

		8,370,703

Tobacco - 2.3%
Altria Group, Inc.	45,323	2,839,939
Philip Morris International, Inc.	46,969	4,608,129

		7,448,068

		28,751,270

Energy - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Chevron Corp.	63,373	6,045,784
Exxon Mobil Corp.	83,255	6,959,286
Occidental Petroleum Corp.	36,525	2,499,406

		15,504,476

Materials - 2.7%
Chemicals - 1.1%
Dow Chemical Co. (The)	70,938	3,607,907

Containers & Packaging - 1.6%
Sealed Air Corp.	102,048	4,899,324

		8,507,231

Utilities - 1.7%
Electric Utilities - 1.7%
NextEra Energy, Inc.	46,870	5,546,596

Company	Shares			U.S. $ Value
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.		69,725		3,770,728

Total Common Stocks (cost $277,428,875)				311,468,824

SHORT-TERM INVESTMENTS - 2.7%
Investment Companies - 2.7%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.42% (d)(e) (cost $8,672,828)		8,672,828		8,672,828

	Principal Amount (000)
Time Deposits - 0.0%
BBH, Grand Cayman
0.05%, 4/01/16	CAD	0	*	7
0.14%, 4/01/16	U.S.$	2		2,301

Total Time Deposits (cost $2,310)				2,308

Total Investments - 100.4% (cost $286,104,013) (f)				320,143,960
Other assets less liabilities - (0.4)%				(1,123,406)

Net Assets - 100.0%				$319,020,554

*	Principal amount less than $500.
(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Fair valued by the Adviser.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $36,013,624 and gross unrealized depreciation of investments was $(1,973,677), resulting in net unrealized appreciation of $34,039,947.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD	-	Canadian Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt

AB Select US Equity Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:.
Information Technology	$67,309,480		$	– 0	–	$	– 0	–	$67,309,480
Financials	58,867,053			– 0	–		– 0	–	58,867,053
Industrials	46,083,978			– 0	–		– 0	–	46,083,978
Consumer Discretionary	43,285,823			– 0	–		179,985		43,465,808
Health Care	33,662,204			– 0	–		– 0	–	33,662,204
Consumer Staples	28,751,270			– 0	–		– 0	–	28,751,270
Energy	15,504,476			– 0	–		– 0	–	15,504,476
Materials	8,507,231			– 0	–		– 0	–	8,507,231
Utilities	5,546,596			– 0	–		– 0	–	5,546,596
Telecommunication Services	3,770,728			– 0	–		– 0	–	3,770,728
Short-Term Investments:
Investment Companies	8,672,828			– 0	–		– 0	–	8,672,828
Time Deposits	– 0	–		2,308			– 0	–	2,308

Total Investments in Securities	319,961,667			2,308			179,985		320,143,960
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$319,961,667			$2,308			$179,985		$320,143,960

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers between Level 2 and Level 3 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Consumer Discretionary			Total
Balance as of 6/30/15	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		18,864			18,864
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers into Level 3		161,121			161,121
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 3/31/16		$179,985			$179,985

Net change in unrealized appreciation/depreciation from investments held as of 3/31/16		$18,864			$18,864

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc.—Government STIF Portfolio for the nine months ended March 31, 2016 is as follows:

Market Value June 30, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2016 (000)	Dividend Income (000)
$11,734	$146,321	$149,382	$8,673	$18

AB Select US Long/Short Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 81.9%
Information Technology - 17.2%
Communications Equipment - 1.4%
Cisco Systems, Inc.	642,146	$18,281,897

Internet Software & Services - 7.0%
Alphabet, Inc. - Class C (a)	78,202	58,256,580
eBay, Inc. (a)	719,987	17,178,890
Facebook, Inc. - Class A (a)	114,389	13,051,785
Yahoo!, Inc. (a)	79,948	2,942,886

		91,430,141

IT Services - 3.5%
Alliance Data Systems Corp. (a)	110,018	24,203,960
International Business Machines Corp.	19,334	2,928,134
Sabre Corp.	354,655	10,256,623
Vantiv, Inc. - Class A (a)	152,312	8,206,570

		45,595,287

Semiconductors & Semiconductor Equipment - 0.8%
NXP Semiconductors NV (a)	61,795	5,009,721
Skyworks Solutions, Inc.	73,837	5,751,902

		10,761,623

Software - 2.6%
Electronic Arts, Inc. (a)	141,603	9,361,374
Microsoft Corp.	431,483	23,830,806

		33,192,180

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	228,223	24,874,025

		224,135,153

Financials - 15.2%
Banks - 8.6%
JPMorgan Chase & Co.	202,983	12,020,653
US Bancorp	1,899,545	77,102,532
Wells Fargo & Co.	474,475	22,945,611

		112,068,796

Capital Markets - 1.3%
Goldman Sachs Group, Inc. (The)	106,621	16,737,364

Consumer Finance - 1.2%
Synchrony Financial (a)	537,306	15,399,190

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. - Class B (a)	105,646	14,989,055
McGraw Hill Financial, Inc.	78,132	7,733,505

		22,722,560

Insurance - 0.4%
Chubb Ltd.	40,832	4,865,133

Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	52,232	5,346,990

Company	Shares	U.S. $ Value
Crown Castle International Corp.	244,903	21,184,109

		26,531,099

		198,324,142

Consumer Discretionary - 13.0%
Diversified Consumer Services - 0.7%
ServiceMaster Global Holdings, Inc. (a)	259,463	9,776,566

Hotels, Restaurants & Leisure - 3.1%
McDonald’s Corp.	92,041	11,567,713
Wyndham Worldwide Corp.	346,137	26,455,251
Yum! Brands, Inc.	28,198	2,308,006

		40,330,970

Household Durables - 0.1%
Honest Co. (The) (b)(c)	20,767	933,269

Internet & Catalog Retail - 0.7%
Priceline Group, Inc. (The) (a)	4,886	6,297,859
TripAdvisor, Inc. (a)	46,793	3,111,734

		9,409,593

Leisure Products - 0.1%
Mattel, Inc.	21,324	716,913

Media - 5.2%
AMC Networks, Inc. - Class A (a)	35,142	2,282,121
Comcast Corp. - Class A	142,246	8,688,386
DreamWorks Animation SKG, Inc. - Class A (a)	99,246	2,476,188
IMAX Corp. (a)	53,687	1,669,129
Liberty Media Corp. - Class A (a)	273,693	10,572,761
Time Warner, Inc.	348,604	25,291,220
Viacom, Inc. - Class B	45,298	1,869,901
Walt Disney Co. (The)	144,995	14,399,453

		67,249,159

Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	100,008	8,246,660

Specialty Retail - 2.5%
AutoNation, Inc. (a)	116,585	5,442,188
Home Depot, Inc. (The)	206,760	27,587,987

		33,030,175

		169,693,305

Industrials - 11.6%
Aerospace & Defense - 8.5%
Honeywell International, Inc.	219,975	24,648,199
Lockheed Martin Corp.	170,839	37,840,838
Northrop Grumman Corp.	71,198	14,090,084
United Technologies Corp.	338,707	33,904,571

		110,483,692

Company	Shares	U.S. $ Value
Airlines - 0.5%
Delta Air Lines, Inc.	139,074	6,770,122

Electrical Equipment - 0.4%
Eaton Corp. PLC	92,502	5,786,925

Industrial Conglomerates - 1.7%
General Electric Co.	686,348	21,819,003

Road & Rail - 0.5%
Union Pacific Corp.	82,810	6,587,536

		151,447,278

Health Care - 8.7%
Biotechnology - 1.2%
AbbVie, Inc.	97,098	5,546,238
Amgen, Inc.	6,252	937,362
Gilead Sciences, Inc.	93,030	8,545,736

		15,029,336

Health Care Equipment & Supplies - 2.9%
Medtronic PLC	498,496	37,387,200

Health Care Providers & Services - 1.7%
McKesson Corp.	35,915	5,647,634
UnitedHealth Group, Inc.	130,976	16,882,806

		22,530,440

Pharmaceuticals - 2.9%
Pfizer, Inc.	1,065,551	31,582,932
Shire PLC (ADR) (d)	10,316	1,773,320
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	94,092	5,034,863

		38,391,115

		113,338,091

Consumer Staples - 7.6%
Food & Staples Retailing - 3.3%
CVS Health Corp.	264,994	27,487,828
Kroger Co. (The)	392,527	15,014,158

		42,501,986

Food Products - 2.1%
General Mills, Inc.	108,919	6,900,019
Kellogg Co.	101,784	7,791,565
Mead Johnson Nutrition Co. - Class A	62,473	5,308,331
Tyson Foods, Inc. - Class A	112,381	7,491,317

		27,491,232

Tobacco - 2.2%
Altria Group, Inc.	160,466	10,054,800
Philip Morris International, Inc.	154,357	15,143,965
Reynolds American, Inc.	69,833	3,513,298

		28,712,063

		98,705,281

Company	Shares	U.S. $ Value
Energy - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
California Resources Corp.	1	1
Chevron Corp.	208,267	19,868,672
Exxon Mobil Corp.	273,612	22,871,310
Occidental Petroleum Corp.	120,038	8,214,200

		50,954,183

Materials - 2.4%
Chemicals - 0.9%
Dow Chemical Co. (The)	233,132	11,857,093

Containers & Packaging - 1.5%
Berry Plastics Group, Inc. (a)	89,240	3,226,026
Sealed Air Corp.	335,366	16,100,922

		19,326,948

		31,184,041

Utilities - 1.4%
Electric Utilities - 1.4%
NextEra Energy, Inc.	154,036	18,228,620

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	229,148	12,392,324

Total Common Stocks (cost $1,034,577,003)		1,068,402,418

SHORT-TERM INVESTMENTS - 17.3%
Investment Companies - 17.3%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.42% (e)(f) (cost $226,033,414)	226,033,414	226,033,414

Total Investments Before Securities Sold Short - 99.2% (cost $1,260,610,417)		1,294,435,832

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AB Exchange Reserves - Class I, 0.40% (e)(f) (cost $1,758,356)	1,758,356	1,758,356

SECURITIES SOLD SHORT - (8.5)%
INVESTMENT COMPANIES - (5.3)%
Funds and Investment Trusts - (5.3)%
Financial Select Sector SPDR Fund	(445,990)	(10,039,235)
PowerShares Senior Loan Portfolio	(331,775)	(7,531,293)
SPDR S&P 500 ETF Trust	(228,239)	(46,916,809)
SPDR S&P Retail ETF	(105,186)	(4,857,489)

Total Investment Companies (proceeds $68,283,125)		(69,344,826)

Company	Shares	U.S. $ Value
COMMON STOCKS - (3.2)%
Consumer Discretionary - (1.6)%
Automobiles - (0.5)%
Ferrari NV (a)	(112,371)	(4,685,871)
Harley-Davidson, Inc.	(18,725)	(961,154)
Tesla Motors, Inc. (a)	(6,001)	(1,378,850)

		(7,025,875)

Hotels, Restaurants & Leisure - (0.3)%
Marriott Vacations Worldwide Corp.	(51,951)	(3,506,692)
Scientific Games Corp. - Class A (a)	(58,283)	(549,609)

		(4,056,301)

Household Durables - (0.2)%
DR Horton, Inc.	(28,459)	(860,315)
Toll Brothers, Inc. (a)	(26,623)	(785,645)
Whirlpool Corp.	(5,911)	(1,065,990)

		(2,711,950)

Internet & Catalog Retail - (0.3)%
Ctrip.com International Ltd. (ADR) (a)	(33,838)	(1,497,670)
JD.com, Inc. (ADR) (a)	(44,224)	(1,171,936)
Vipshop Holdings Ltd. (ADR) (a)	(97,530)	(1,256,186)

		(3,925,792)

Media - (0.2)%
Discovery Communications, Inc. - Class A (a)	(29,824)	(853,861)
TEGNA, Inc.	(57,510)	(1,349,185)

		(2,203,046)

Specialty Retail - (0.1)%
Penske Automotive Group, Inc.	(22,739)	(861,808)

		(20,784,772)

Information Technology - (1.0)%
Internet Software & Services - (0.4)%
Alibaba Group Holding Ltd. (ADR) (a)	(15,765)	(1,245,908)
CoStar Group, Inc. (a)	(8,931)	(1,680,546)
GrubHub, Inc. (a)	(38,986)	(979,718)
SouFun Holdings Ltd. (ADR)	(197,789)	(1,184,756)

		(5,090,928)

Semiconductors & Semiconductor Equipment - (0.4)%
ASML Holding NV	(22,900)	(2,298,931)
NVIDIA Corp.	(36,537)	(1,301,813)
STMicroelectronics NV (ADR)	(306,467)	(1,710,086)

		(5,310,830)

Software - (0.2)%
Activision Blizzard, Inc.	(36,236)	(1,226,226)

Company	Shares	U.S. $ Value
Paylocity Holding Corp. (a)	(55,483)	(1,816,514)

		(3,042,740)

		(13,444,498)

Consumer Staples - (0.3)%
Food & Staples Retailing - (0.2)%
Whole Foods Market, Inc.	(99,185)	(3,085,645)

Personal Products - (0.1)%
Estee Lauder Cos., Inc. (The) - Class A	(12,584)	(1,186,797)

		(4,272,442)

Materials - (0.2)%
Chemicals - (0.2)%
Methanex Corp.	(93,054)	(2,988,895)

Health Care - (0.1)%
Pharmaceuticals - (0.1)%
Revance Therapeutics, Inc. (a)	(32,082)	(560,152)

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cheniere Energy, Inc. (a)	(12,082)	(408,734)

Total Common Stocks (proceeds $38,450,508)		(42,459,493)

Total Securities Sold Short (proceeds $106,733,633)		(111,804,319)

Total Investments, Net of Securities Sold Short - 90.8% (cost $1,155,635,140) (g)		1,184,389,869
Other assets less liabilities - 9.2%		120,291,645

Net Assets - 100.0%		$1,304,681,514

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Represents entire or partial securities out on loan.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $44,611,459 and gross unrealized depreciation of investments was $(15,856,730), resulting in net unrealized appreciation of $28,754,729.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor’s Depository Receipt

AB Select US Long/Short Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$224,135,153		$	– 0	–	$	– 0	–	$224,135,153
Financials	198,324,142			– 0	–		– 0	–	198,324,142
Consumer Discretionary	168,760,036			– 0	–		933,269		169,693,305
Industrials	151,447,278			– 0	–		– 0	–	151,447,278
Health Care	113,338,091			– 0	–		– 0	–	113,338,091
Consumer Staples	98,705,281			– 0	–		– 0	–	98,705,281
Energy	50,954,183			– 0	–		– 0	–	50,954,183
Materials	31,184,041			– 0	–		– 0	–	31,184,041
Utilities	18,228,620			– 0	–		– 0	–	18,228,620
Telecommunication Services	12,392,324			– 0	–		– 0	–	12,392,324
Short-Term Investments	226,033,414			– 0	–		– 0	–	226,033,414
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,758,356			– 0	–		– 0	–	1,758,356
Liabilities:
Investment Companies	(69,344,826)			– 0	–		– 0	–	(69,344,826)
Common Stocks (a)	(42,459,493)			– 0	–		– 0	–	(42,459,493)

Total Investments in Securities	1,183,456,600			– 0	–		933,269		1,184,389,869

Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$1,183,456,600		$	– 0	–		$933,269		$1,184,389,869

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Total
Balance as of 6/30/15	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(16,925)			(16,925)
Purchases		950,194			950,194
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 3/31/16		$933,269			$933,269

Net change in unrealized appreciation/depreciation from investments held as of 3/31/16		$(16,295)			$(16,295)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 6/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 03/31/16 (000)	Income (000)	Realized Gains (000)
AB Fixed Income Shares, Inc.	$557,854	$859,302	$1,191,123	$0	$0	$226,033	$738	$0
AB Exchange Reserves	0	8,295	6,537	0	0	1,758	0	0

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 25, 2016